Schedule of financial and non-financial assets and liabilities (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash	$ 47,849,067	$ 91,234,090	$ 119,541,083	$ 15,931,525
Private investments, FVTPL	25,541,805	29,372,628
Public investments	21,978,866
Prepaid investment	519,220	624,679
ETP holders payable	(14,710,186)	(24,122,640)
Canadian dollars [member]
IfrsStatementLineItems [Line Items]
Cash	1,534,001	2,284,909
Private investments, FVTPL	505,435	25,172,753
Public investments	106,857
Prepaid investment
Accounts payable and accrued liabilities	445,875	(1,003,289)
ETP holders payable
Net assets (liabilities)	2,592,168	26,454,373
British pound [member]
IfrsStatementLineItems [Line Items]
Cash	316,110	51,536
Private investments, FVTPL
Public investments
Prepaid investment
Accounts payable and accrued liabilities
ETP holders payable
Net assets (liabilities)	316,110	51,536
Swiss franc [member]
IfrsStatementLineItems [Line Items]
Cash	571,066	8,928,624
Private investments, FVTPL
Public investments
Prepaid investment	35,940	528,255
Accounts payable and accrued liabilities	(255,677)	(449,107)
ETP holders payable
Net assets (liabilities)	351,329	9,007,772
Swedish krona [member]
IfrsStatementLineItems [Line Items]
Cash	19,361,848	12,978,875
Private investments, FVTPL
Public investments
Prepaid investment
Accounts payable and accrued liabilities
ETP holders payable	(598,597,730)	(588,356,052)
Net assets (liabilities)	(579,235,882)	(575,377,177)
European euro [member]
IfrsStatementLineItems [Line Items]
Cash	5,689,734	4,570,541
Private investments, FVTPL
Public investments
Prepaid investment
Accounts payable and accrued liabilities		(20,219)
ETP holders payable	(37,535,676)	(31,726,671)
Net assets (liabilities)	(31,845,942)	(27,176,349)
Arab Emirates dirham [member]
IfrsStatementLineItems [Line Items]
Cash	78,350	457,515
Private investments, FVTPL
Public investments
Prepaid investment	20,821	34,278
Accounts payable and accrued liabilities	(81,194)	(14,057)
ETP holders payable
Net assets (liabilities)	$ 17,977	$ 477,736